DIGITAL ASSETS Q - Holdings (Details) $ in Thousands	Sep. 30, 2025 USD ($) digital_asset	Dec. 31, 2024 USD ($) digital_asset
Crypto Asset, Holding [Line Items]
Historical cost	$ 4,171,864	$ 3,041,321
Carrying value	4,164,534	2,928,225
Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	3,024,815	2,443,026
Carrying value	3,052,921	2,378,022
Portion at Other than Fair Value Measurement
Crypto Asset, Holding [Line Items]
Historical cost	1,147,049	598,295
Carrying value	$ 1,111,613	$ 550,203
Bitcoin
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	18,400	13,704
Bitcoin | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 2,087,617	$ 1,335,194
Carrying value	$ 2,098,313	$ 1,277,816
USDC
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	138,936,587	333,713,029
USDC | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 139,676	$ 334,224
Carrying value	$ 138,881	$ 333,652
SOL
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	659,207	498,767
SOL | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 137,055	$ 73,567
Carrying value	$ 137,563	$ 94,288
SUSDC
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	116,838,833
SUSDC | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 124,847
Carrying value	$ 124,943
Ether
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	29,200	112,248
Ether | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 117,203	$ 378,907
Carrying value	$ 121,037	373,871
HYPE
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	2,306,639
HYPE | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 69,021
Carrying value	$ 104,401
USDS
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	35,102,923
USDS | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 35,304
Carrying value	$ 35,176
NEAR
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	11,115,528
NEAR | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 35,248
Carrying value	29,223
Other | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	278,844	231,228
Carrying value	$ 263,384	$ 195,357
UNI
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		5,216,565
UNI | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 71,911
Carrying value		$ 68,922
TIA
Crypto Asset, Holding [Line Items]
Quantity | digital_asset		9,626,784
TIA | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost		$ 17,995
Carrying value		$ 34,116